Equity Securities Net Gains (Losses) from Measurement Alternative Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Gains (Losses) from Measurement Alternative Equity Securities
Total net gains recognized during the period	$ 665	$ 2,843	$ 1,515
Measurement alternative [Member] | Nonmarketable equity securities [Member]
Net Gains (Losses) from Measurement Alternative Equity Securities
Gross unrealized gains due to observable price changes	1,651	584	443
Gross unrealized losses due to observable price changes	0	(17)	(25)
Impairment write-downs	(954)	(116)	(33)
Realized net gains from sale	38	163	274
Total net gains recognized during the period	$ 735	$ 614	$ 659